Other Receivables and Prepaid Expenses (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Government institutions	$ 459	$ 179
Prepaid expenses	1,307	1,348
Other accounts receivable and prepaid expenses, Total	$ 1,766	$ 1,527